Reinsurance (Effects of Affiliated Reinsurance on Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Premiums, reinsurance and other receivables	$ 996	$ 1,122
Liabilities:
Other liabilities	921	987
Ceded
Assets:
Premiums, reinsurance and other receivables	978	1,100
Liabilities:
Other liabilities	682	790
Ceded | Affiliated Entity [Member]
Assets:
Premiums, reinsurance and other receivables	523	637
Liabilities:
Other liabilities	$ 248	$ 347